Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Schedule of Receivables
Receivables, net of allowance for doubtful accounts consist of the following:

	As of
(in millions)	March 31, 2018	March 31, 2017
Billed trade receivables	$3,110	$732
Unbilled receivables	1,273	402
Other receivables	1,098	509
Total	$5,481	$1,643
The following table summarizes activity for the allowance for doubtful accounts:

	As of and for Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Beginning balance	$26	$31	$26
Additions charged to costs and expenses	45	10	6
Deductions(1)	(37)	(13)	(3)
Other(2)	6	(2)	2
Ending balance	$40	$26	$31

(1)	Represents write-offs and recoveries of prior year charges.

(2)	Includes changes in foreign currency exchange rates and the impact of the AR securitization facility.

Summary of DPP
The following table reflects activity of the Receivables Facility:

	As of and for the Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017 (1)
Cash proceeds received	$188	$223
Deferred purchase price receivable	$233	$252
Liability recorded due to exceeded maximum funding limit	$—	$6

(1) Represents activity from the date the Receivables Facility was established, December 21, 2016, through March 31, 2017.
The following table is a reconciliation of the beginning and ending balances of the DPP:

	As of and for the Fiscal Year Ended
(in millions)	March 31, 2018	March 31, 2017
Beginning balance	$252	$—
Transfers of receivables	2,222	1,195
Collections	(2,225)	(943)
Fair value adjustment	(16)	—
Ending balance	$233	$252
The following table reflects activity of the Federal Receivables Sales Facility:

(in millions)	As of and for the Fiscal Year Ended March 31, 2018
Transfers of receivables	$2,090
Collections	$1,970
Operating cash flow effect	$120
Restricted cash (1)	$68
Outstanding balance	$188

(1) Represents collections not remitted to the Financial Institutions.